SUPPLEMENT DATED APRIL 10, 2014
to

PROSPECTUS DATED MAY 1, 2009
FOR FUTURITY III

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY II

PROSPECTUS DATED JULY 18, 2006
FOR FUTURITY FOCUS

AND PROSPECTUSES DATED MAY 1, 2006
FOR FUTURITY FOCUS II, FUTURITY SELECT FOUR, FUTURITY ACCOLADE,
 FUTURITY SELECT FOUR PLUS, FUTURITY SELECT INCENTIVE,
FUTURITY SELECT FREEDOM AND FUTURITY SELECT SEVEN

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

This supplement contains information regarding changes to investment options that are available under your Contract.

Effective after the close of business on April 30, 2014, the names of the following investment options will change:

Old Name	New Name

Templeton Foreign Securities Fund	Templeton Foreign VIP Fund

Templeton Growth Securities Fund	Templeton Growth VIP Fund

Please retain this supplement with your prospectus for future reference.

Futurity US 4/2014